INVENTORY (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Inventory
	December 31, 2020	December 31, 2019
Process material stockpiles	$373	$1,079
Concentrate inventory	64	3,055
Materials and supplies	1,222	1,458
	$1,659	$5,592